Note 44 Gains (losses) from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations [Line Items]
Net Gains Loss On Sales Of Real State	€ 18	€ 37
Impairment Of Non Current Assets Held For Sale	(9)	0
Gains (losses) from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations	€ 9	€ 37